UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21047

DREYFUS FIXED INCOME SECURITIES
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/07

FORM N-CSR
Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses
With Those of Other Funds
4	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
High Yield Shares

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus High Yield Shares, covering the six-month period from November 1, 2006, through April 30, 2007.

The U.S. economy moderated throughout the reporting period as cooling housing markets took their toll on consumer and business spending.Yet, labor markets remained quite strong, and key measures of inflation stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Dreyfus’ chief economist believes that these seemingly conflicting signals may be the result of a lag between the current downturn in housing activity and its likely dampening effect on housing-related employment. In his view, inflationary pressures may moderate over the coming months in an environment of modestly higher unemployment rates and sub-par economic growth.

The likely implications of this economic outlook include a long pause in Fed policy before an eventual easing of short-term interest rates, a modest drop in 10-year Treasury bond yields, decelerating corporate earnings, high levels of mergers-and-acquisitions activity and a probable continuation of the ongoing shift in investor sentiment toward higher-quality stocks. We expect these developments to produce both challenges and opportunities in fixed-income markets, and your financial advisor can help determine the appropriate asset allocation strategy for you.

Thank you for your continued confidence and support.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Shares from November 1, 2006 to April 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2007

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,054.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2007

Expenses paid per $1,000 †	$ .00
Ending value (after expenses)	$1,024.79

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 3

STATEMENT OF INVESTMENTS
April 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—91.9%	Rate (%)	Date	Amount ($)	Value ($)

Advertising—.3%
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	15,000	14,962
R.H. Donnelley,
Gtd. Notes	10.88	12/15/12	8,000	8,700
				23,662
Aerospace & Defense—2.0%
BE Aerospace,
Sr. Sub. Notes, Ser. B	8.88	5/1/11	21,000 [a]	21,621
DRS Technologies,
Gtd. Notes	6.88	11/1/13	9,000	9,135
Esterline Technologies,
Sr. Notes	6.63	3/1/17	30,000 [b]	30,450
L-3 Communications,
Gtd. Bonds	3.00	8/1/35	10,000	10,863
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	15,000	15,000
L-3 Communications,
Gtd. Notes	7.63	6/15/12	45,000	46,856
				133,925
Agricultural—.2%
Alliance One International,
Gtd. Notes	11.00	5/15/12	15,000	16,725
Automobile Manufacturers—1.4%
Ford Motor,
Debs.	6.50	8/1/18	15,000 [a]	12,075
Ford Motor,
Unscd. Notes	7.45	7/16/31	75,000 [a]	59,719
General Motors,
Notes	7.20	1/15/11	25,000	23,937
				95,731
Automotive, Trucks & Parts—1.3%
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	30,000	33,225
Tenneco Automotive,
Gtd. Notes	8.63	11/15/14	25,000 [a]	26,688
United Components,
Sr. Sub. Notes	9.38	6/15/13	29,000	30,305
				90,218

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Building & Construction—.6%
Goodman Global Holdings,
Gtd. Notes	7.88	12/15/12	9,000	9,112
Goodman Global Holdings,
Gtd. Notes, Ser. B	8.36	6/15/12	25,000 [c]	25,438
KB Home,
Gtd. Notes	5.75	2/1/14	5,000	4,650
				39,200
Casinos & Gaming—1.1%
Wimar OpCo,
Sr. Sub. Notes	9.63	12/15/14	75,000 [a,b]	76,500
Chemicals—2.9%
Airgas,
Gtd. Notes	6.25	7/15/14	25,000	24,375
CPG International I,
Sr. Unscd. Notes	10.50	7/1/13	15,000	15,825
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	20,000	21,200
Ineos Group Holdings,
Sr. Sub. Notes	8.50	2/15/16	45,000 [b]	43,763
Lyondell Chemical,
Gtd. Notes	8.00	9/15/14	25,000	26,313
Nalco,
Sr. Sub. Notes	8.88	11/15/13	39,000	41,925
Rockwood Specialties Group,
Gtd. Notes	10.63	5/15/11	13,000	13,780
Westlake Chemical,
Gtd. Notes	6.63	1/15/16	10,000	9,775
				196,956
Commercial & Professional
Services—2.1%
Aramark,
Sr. Notes	8.50	2/1/15	20,000 [b]	21,025
Aramark,
Sr. Notes	8.86	2/1/15	10,000 [b,c]	10,325
Education Management/Finance,
Gtd. Notes	8.75	6/1/14	20,000	21,250
Education Management/Finance,
Gtd. Notes	10.25	6/1/16	30,000	32,925

The Fund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Commercial & Professional
Services (continued)
Hertz,
Gtd. Notes		8.88	1/1/14	20,000	21,650
Hertz,
Gtd. Notes		10.50	1/1/16	10,000	11,450
Williams Scotsman,
Gtd. Notes		8.50	10/1/15	25,000	26,625
					145,250
Communications—.3%
Cricket Communications I,
Sr. Notes		9.38	11/1/14	20,000 [b]	21,450
Consumer Products—1.5%
Chattem,
Sr. Sub. Notes		7.00	3/1/14	35,000	35,175
Church & Dwight,
Gtd. Notes		6.00	12/15/12	35,000	34,650
Playtex Products,
Gtd. Notes		9.38	6/1/11	30,000	31,125
					100,950
Containers-Paper—.3%
Stone Container,
Sr. Notes		8.00	3/15/17	20,000 [b]	20,000
Diversified Financial
Services—8.2%
CCM Merger,
Notes		8.00	8/1/13	20,000 [a,b]	20,350
Chevy Chase Bank,
Sub. Notes		6.88	12/1/13	105,000	110,775
Consolidated Communications
Illinois/Texas Holdings, Sr. Notes		9.75	4/1/12	10,000	10,650
E*TRADE FINANCIAL,
Sr. Unscd. Notes		8.00	6/15/11	10,000	10,562
FCE Bank,
Notes	EUR	4.91	9/30/09	60,000 [c,d]	80,367
Ford Motor Credit,
Notes		5.63	10/1/08	25,000	24,616
Ford Motor Credit,
Unscd. Notes		6.18	9/28/07	20,000 [c]	20,000
Ford Motor Credit,
Unscd. Notes,		7.38	10/28/09	15,000	15,020

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
General Motors Acceptance
International Finance,
Gtd. Notes	EUR	4.38	10/31/07	35,000 [d]	47,667
GMAC,
Sr. Unsub. Notes	EUR	5.38	6/6/11	15,000 [d]	20,104
GMAC,
Notes		6.13	1/22/08	25,000 [a]	24,968
GMAC,
Unsub. Notes		7.75	1/19/10	55,000	56,445
Idearc,
Sr. Notes		8.00	11/15/16	35,000 [b]	36,663
K & F Acquisition,
Gtd. Notes		7.75	11/15/14	10,000	10,750
Leucadia National,
Sr. Unscd. Notes		7.00	8/15/13	20,000	20,150
Residential Capital,
Gtd. Notes		6.50	4/17/13	9,000	9,006
Residential Capital,
Gtd. Notes		6.88	6/30/15	10,000 [a]	10,142
Stena,
Sr. Notes		7.50	11/1/13	13,000	13,325
UCI Holdco,
Sr. Notes		12.35	12/15/13	15,000 [b,c]	15,375
					556,935
Diversified Metals & Mining—1.8%
Consol Energy,
Gtd. Notes		7.88	3/1/12	17,000	18,147
CSN Islands IX,
Gtd. Notes		10.50	1/15/15	23,000 [b,c]	27,485
Freeport-McMoRan Copper & Gold,
Sr. Notes		6.88	2/1/14	25,000	25,906
Gibraltar Industries,
Gtd. Notes, Ser. B		8.00	12/1/15	15,000 [c]	15,188
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	35,000	35,613
					122,339
Electric Utilities—6.5%
AES,
Sr. Unsub. Notes		8.88	2/15/11	130,000	141,050

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
AES,
Sr. Notes	9.38	9/15/10	35,000	38,588
CMS Energy,
Sr. Unscd. Notes	9.88	10/15/07	37,000	37,786
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	25,000 [a]	26,125
Mirant North America,
Gtd. Notes	7.38	12/31/13	70,000	74,375
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	18,000	19,917
NRG Energy,
Gtd. Notes	7.25	2/1/14	20,000	20,750
Reliant Energy,
Scd. Notes	9.25	7/15/10	24,000	25,290
Sierra Pacific Resources,
Sr. Unscd. Notes	8.63	3/15/14	54,000	58,405
				442,286
Electrical Components &
Equipment—.5%
NXP/Funding,
Scd. Bonds	7.88	10/15/14	35,000 [b]	36,575
Environmental Control—2.0%
Allied Waste North America,
Scd. Notes	6.50	11/15/10	75,000	76,031
Allied Waste North America,
Gtd. Notes, Ser. B	9.25	9/1/12	45,000	47,700
WCA Waste,
Gtd. Notes	9.25	6/15/14	10,000	10,700
				134,431
Food & Beverages—2.8%
Dean Foods,
Gtd. Notes	7.00	6/1/16	35,000	35,613
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	28,000 [c]	29,540
Dole Food,
Sr. Notes	8.63	5/1/09	9,000 [c]	9,180
Dole Food,
Debs.	8.75	7/15/13	9,000 [a]	9,000
Dole Food,
Gtd. Notes	8.88	3/15/11	6,000 [a]	6,105

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Food & Beverages (continued)
Smithfield Foods,
Sr. Unscd. Notes	7.00	8/1/11	25,000	25,625
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	55,000	56,925
Stater Brothers Holdings,
Sr. Notes	8.85	6/15/10	20,000 [c]	20,325
				192,313
Health Care—3.0%
DaVita,
Gtd. Notes	7.25	3/15/15	25,000 [a]	25,687
HCA,
Sr. Unscd. Notes	6.95	5/1/12	25,000	24,562
HCA,
Sr. Unscd. Notes	8.75	9/1/10	25,000	26,531
HCA,
Scd. Notes	9.13	11/15/14	5,000 [b]	5,413
HCA,
Scd. Notes	9.25	11/15/16	15,000 [b]	16,388
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	10,000	10,275
Tenet Healthcare,
Sr. Notes	9.88	7/1/14	51,000	52,530
Triad Hospitals,
Sr. Sub. Notes	7.00	11/15/13	41,000	43,050
				204,436
Lodging & Entertainment—9.3%
AMC Entertainment,
Sr. Sub. Notes	8.00	3/1/14	55,000	56,512
Cinemark,
Sr. Discount Notes	9.75	3/15/14	65,000 [e]	60,125
Gaylord Entertainment,
Gtd. Notes	6.75	11/15/14	20,000	19,950
Isle of Capri Casinos,
Gtd. Notes	9.00	3/15/12	15,000	15,731
Leslie’s Poolmart,
Sr. Notes	7.75	2/1/13	40,000	40,600
Mandalay Resort Group,
Sr. Unscd. Notes	6.50	7/31/09	24,000	24,450
Mandalay Resort Group,
Sr. Unscd. Notes, Ser. B	10.25	8/1/07	50,000	50,750

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lodging & Entertainment (continued)
Marquee Holdings,
Sr. Discount Notes	12.00	8/15/14	10,000 [a,e]	8,875
MGM Mirage,
Gtd. Notes	8.38	2/1/11	10,000	10,663
MGM Mirage,
Gtd. Notes	8.50	9/15/10	15,000	16,163
Mohegan Tribal Gaming Authority,
Sr. Unscd. Notes	6.13	2/15/13	30,000	29,550
Mohegan Tribal Gaming Authority,
Gtd. Notes	6.38	7/15/09	25,000	25,125
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	8.00	4/1/12	15,000	15,600
Penn National Gaming,
Gtd. Notes	6.88	12/1/11	25,000	25,281
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	55,000 [b]	61,875
Royal Caribbean Cruises,
Sr. Notes	8.75	2/2/11	35,000	38,598
Scientific Games,
Gtd. Notes	6.25	12/15/12	45,000	44,325
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	15,000	15,337
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	65,000	65,162
				624,672
Machinery—1.7%
Case,
Notes	7.25	1/15/16	10,000 [a]	10,563
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	10,000 [a]	10,800
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	35,000 [b]	32,375
Terex,
Gtd. Notes	7.38	1/15/14	60,000	63,000
				116,738
Manufacturing—1.2%
J.B. Poindexter & Co.,
Gtd. Notes	8.75	3/15/14	30,000	28,650

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Manufacturing (continued)
Polypore International,
Sr. Discount Notes	10.50	10/1/12	31,000 [e]	29,683
RBS Global/Rexnord,
Gtd. Notes	11.75	8/1/16	20,000 [a]	22,300
				80,633
Media—5.9%
CCH I Holdings,
Gtd. Notes	9.92	4/1/14	40,000 [a]	37,400
CSC Holdings,
Sr. Notes	6.75	4/15/12	79,000	79,296
Dex Media East/Finance,
Gtd. Notes	9.88	11/15/09	3,000	3,139
Dex Media East/Finance,
Gtd. Notes	12.13	11/15/12	50,000 [a]	54,625
Dex Media West/Finance,
Gtd. Notes, Ser. B	9.88	8/15/13	75,000	82,031
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	75,000	84,187
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	36,000 [e]	35,550
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	25,000	25,937
				402,165
Metals—.2%
Freeport-McMoran C&G,
Sr. Unscd. Notes	8.25	4/1/15	15,000	16,256
Oil & Gas—6.0%
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	10,000	10,650
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	50,000	52,938
El Paso Production Holding,
Gtd. Notes	7.75	6/1/13	30,000	31,735
El Paso,
Sr. Notes	7.75	6/15/10	70,000	74,996
Hanover Equipment Trust,
Scd. Notes, Ser. B	8.75	9/1/11	22,000 [a,c]	22,880

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas (continued)
Northwest Pipeline,
Sr. Unscd. Notes	7.00	6/15/16	75,000	80,625
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	35,000	34,475
Williams Cos.,
Sr. Unscd. Notes	7.13	9/1/11	10,000	10,550
Williams Cos.,
Notes	7.35	10/1/10	25,000 [a,b,c]	25,875
Williams Cos.,
Sr. Notes	7.63	7/15/19	25,000	27,375
Williams Cos.,
Sr. Unscd. Notes	7.88	9/1/21	30,000	33,375
				405,474
Packaging & Containers—6.3%
Ball,
Gtd. Notes	6.88	12/15/12	35,000	35,963
BPC Holding,
Scd. Notes	8.88	9/15/14	10,000	10,350
BPC Holding,
Scd. Notes	9.23	9/15/14	5,000 [a,c]	5,137
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	115,000	120,175
Crown Americas/Capital,
Gtd. Notes	7.75	11/15/15	65,000	69,062
Norampac,
Gtd. Notes	6.75	6/1/13	35,000	34,825
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	8,000	8,090
Owens Brockway Glass Container,
Gtd. Notes	7.75	5/15/11	15,000	15,600
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	5,000	5,300
Owens Brockway Glass Container,
Gtd. Notes	8.75	11/15/12	2,000	2,117
Owens Brockway Glass Container,
Gtd. Notes	8.88	2/15/09	14,000	14,350
Owens-Illinois,
Debs.	7.80	5/15/18	60,000	62,400

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Packaging & Containers (continued)
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	40,000 [b]	43,000
				426,369
Paper & Forest Products—1.4%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	40,000 [b]	40,400
Georgia-Pacific,
Sr. Uscd. Notes	8.00	1/15/24	15,000	15,225
Georgia-Pacific,
Notes	8.13	5/15/11	35,000	37,100
				92,725
Property & Casualty
Insurance—.8%
Allmerica Financial,
Debs.	7.63	10/15/25	50,000 [a]	54,140
Real Estate Investment Trusts—.7%
Host Marriott,
Gtd. Notes, Ser. M	7.00	8/15/12	45,000	46,238
Retail—.9%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	15,000	15,338
Jean Coutu Group PJC,
Sr. Notes	7.63	8/1/12	30,000	31,997
Neiman-Marcus Group,
Gtd. Notes	9.00	10/15/15	10,000	11,075
				58,410
State/Territory Gen Oblg—1.8%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	15,000	15,095
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	45,000	46,593
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	60,000	60,092
				121,780

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Structured Index—3.9%
Dow Jones CDX,
Credit Linked Notes, Ser. 4-T2		6.75	6/29/10	264,116 [b,f]	268,078
Technology—1.2%
Freescale Semiconductor,
Sr. Notes		8.88	12/15/14	65,000 [b]	65,406
Freescale Semiconductor,
Sr. Sub. Notes		10.13	12/15/16	15,000 [a,b]	15,225
					80,631
Telecommunications—10.3%
American Tower,
Sr. Notes		7.13	10/15/12	24,000	25,020
American Towers,
Gtd. Notes		7.25	12/1/11	37,000	38,665
Belden CDT,
Sr. Sub. Notes		7.00	3/15/17	10,000 [b]	10,277
Intelsat Bermuda,
Sr. Unscd. Notes		11.25	6/15/16	45,000	51,581
Intelsat Subsidiary Holding,
Sr. Notes		8.25	1/15/13	30,000 [c]	31,350
Level 3 Financing,
Sr. Notes		9.25	11/1/14	20,000 [b]	20,875
Metropcs Wireless,
Sr. Notes		9.25	11/1/14	10,000 [b]	10,725
Nordic Telephone Holdings,
Scd. Notes	EUR	8.25	5/1/16	50,000 [b,d]	75,092
PanAmSat,
Gtd. Notes		9.00	6/15/16	5,000	5,506
Qwest Communications
International,
Gtd. Notes, Ser. B		7.50	2/15/14	80,000	83,000
Qwest,
Sr. Notes		7.88	9/1/11	35,000	37,450
Qwest,
Sr. Notes		8.60	6/15/13	30,000 [c]	32,963
Rogers Wireless,
Gtd. Notes		7.25	12/15/12	50,000	54,125
US Unwired,
Gtd. Notes, Ser. B		10.00	6/15/12	37,000 [a]	40,364

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Wind Acquisition Finance,
Scd. Bonds	10.75	12/1/15	10,000 [b]	11,600
Windstream,
Gtd. Notes	8.13	8/1/13	110,000	119,900
Windstream,
Gtd. Notes	8.63	8/1/16	40,000	44,100
				692,593
Textiles & Apparel—1.5%
Invista,
Notes	9.25	5/1/12	65,000 [b]	69,388
Levi Strauss & Co.,
Sr. Notes	12.25	12/15/12	31,000	34,022
				103,410
Total Bonds and Notes
(cost $6,005,718)				6,240,194

Preferred Stocks—.4%			Shares	Value ($)

Media
ION Media Networks
Conv.			0 [b]	531
Spanish Broadcasting System,
Ser. B, Cum. $107.505			24	26,427
Total Preferred Stocks
(cost $24,617)				26,958

Common Stocks—.9%

Building And Construction—.5%
Owens Corning			1,080 [a,g]	33,102
Cable & Media—.2%
Time Warner Cable, Cl. A			386 [g]	14,213
Chemicals—.0%
Huntsman			117	2,293
Oil & Gas—.2%
Williams Cos.			413	12,183
Total Common Stocks
(cost $57,638)				61,791

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—4.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $273,000)	273,000 [h]	273,000

Investment of Cash Collateral
for Securities Loaned—10.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $695,866)	695,866 [h]	695,866

Total Investments (cost $7,056,839)	107.5%	7,297,809

Liabilities, Less Cash and Receivables	(7.5%)	(509,857)

Net Assets	100.0%	6,787,952

[a] All or a portion of these securities are on loan. At April 30, 2007, the total market value of the fund’s securities on loan is $656,956 and the total market value of the collateral held by the fund is $695,866.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $1,132,484 or 16.7% of net assets.
[c] Variable rate security—interest rate subject to periodic change.
[d] Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
[e] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[f] Security linked to a portfolio of debt securities.
[g] Non-income producing security.
[h] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

Value (%)			Value (%)

Corporate Bonds	86.2	Common Stocks	.9
Money Market Investments	14.3	Preferred Stocks	.4
Structured Index	3.9
State/Government General Obligations	1.8		107.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS	AND	LIABILITIES
April 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $656,956)—Note 1(c):
Unaffiliated issuers	6,087,973	6,328,943
Affiliated issuers	968,866	968,866
Cash		11,132
Cash denominated in foreign currencies	8,904	9,283
Dividends and interest receivable		146,750
Receivable for investment securities sold		55,839
Receivable from broker for swap transactions—Note 4		769
		7,521,582

Liabilities ($):
Liability for securities on loan—Note 1(c)		695,866
Payable for investment securities purchased		30,703
Unrealized depreciation on forward
currency exchange contracts—Note 4		5,057
Unrealized depreciation on swap contracts—Note 4		2,004
		733,630

Net Assets ($)		6,787,952

Composition of Net Assets ($):
Paid-in capital		6,520,389
Accumulated undistributed investment income—net		26,971
Accumulated net realized gain (loss) on investments		6,096
Accumulated net unrealized appreciation
(depreciation) on investments, foreign currency
transactions and swap transactions		234,496

Net Assets ($)		6,787,952

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		510,379
Net Asset Value, offering and redemption price per share ($)		13.30

See notes to financial statements.

The Fund 17

STATEMENT	OF	OPERATIONS
Six Months Ended	April	30, 2007 (Unaudited)

Investment Income ($):
Income:
Interest	265,837
Cash dividends:
Unaffiliated issuers	2,486
Affiliated issuers	9,303
Income from securities lending	534
Total Income	278,160
Expenses:
Management and Administration fee	15,036
Less—expenses assumed—Note 3(a)	(15,036)
Net Expenses	—
Investment Income—Net	278,160

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	19,728
Net realized gain (loss) on forward currency exchange contracts	(9,812)
Net realized gain (loss) on swap transactions	(2,029)
Net Realized Gain (Loss)	7,887
Net unrealized appreciation (depreciation) on investments,
foreign currency transactions and swap transactions	118,858
Net Realized and Unrealized Gain (Loss) on Investments	126,745
Net Increase in Net Assets Resulting from Operations	404,905

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006

Operations ($):
Investment income—net	278,160	578,833
Net realized gain (loss) on investments	7,887	52,691
Net unrealized appreciation
(depreciation) on investments	118,858	66,362
Net Increase (Decrease) in Net Assets
Resulting from Operations	404,905	697,886

Dividends to Shareholders from ($):
Investment income—net	(299,847)	(597,691)
Net realized gain on investments	(25,803)	—
Total Dividends	(325,650)	(597,691)

Beneficial Interest Transactions ($):
Dividends reinvested	25,803	547,314
Cost of shares redeemed	(1,400,000)	—
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(1,374,197)	547,314
Total Increase (Decrease) in Net Assets	(1,294,942)	647,509

Net Assets ($):
Beginning of Period	8,082,894	7,435,385
End of Period	6,787,952	8,082,894
Undistributed investment income—net	26,971	48,658

Capital Share Transactions (Shares):
Shares issued for dividends reinvested	1,971	42,200
Shares redeemed	(105,949)	—
Net Increase (Decrease) in Shares Outstanding	(103,978)	42,200

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended April 30, 2007

			Year Ended October 31,

	(Unaudited)	2006	2005	2004	2003	2002[a]

Per Share Data ($):
Net asset value,
beginning of period	13.16	13.00	13.83	14.02	11.60	12.50
Investment Operations:
Investment income—net [b]	.49	.97	.98	1.12	1.33	.49
Net realized and unrealized
gain (loss) on investments	.21	.20	(.50)	.43	2.49	(1.08)
Total from Investment Operations	.70	1.17	.48	1.55	3.82	(.59)
Distributions:
Dividends from
investment income—net	(.52)	(1.01)	(1.03)	(1.12)	(1.33)	(.31)
Dividends from net realized
gain on investments	(.04)	—	(.28)	(.62)	(.07)	—
Total Distributions	(.56)	(1.01)	(1.31)	(1.74)	(1.40)	(.31)
Net asset value, end of period	13.30	13.16	13.00	13.83	14.02	11.60

Total Return (%) [c]	5.42[d]	9.38	3.61	11.97	34.71	(4.73)[d,e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.40[f]	.40	.40	.40	.40	.40[f]
Ratio of net expenses
to average net assets	.00	.00	.00	.00	.00	.00
Ratio of net investment income
to average net assets	7.40[f]	7.45	7.22	8.19	10.20	3.50[d]
Portfolio Turnover Rate	14.16[d]	29.04	55.16	126.87	337.85	198.61[d]

Net Assets, end of period
($ x 1,000)	6,788	8,083	7,435	9,772	6,497	4,761

[a]	From June 6, 2002 (commencement of operations) to October 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Eclusive of wrap fee charges. In addition, all fund level expenses are borne by the Distributor.
[d] Not annualized.
[e]	Calculated based on net asset value as of the close of business on June 10, 2002 (commencement of initial offering)
to October 31, 2002.
[f] Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Shares (the “fund”) is a separate non-diversified series of Dreyfus Fixed Income Securities (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to provide investors with maximum total return consistent with the preservation of capital and prudent investment management. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. Mellon Bank, N.A., an affiliate of the Manager, serves as custodian of the fund’s assets. Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, serves as transfer and dividend disbursing agent for the fund.

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. approved the proposed merger of the two companies.The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

As of April 30, 2007, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held all of the outstanding shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Shares of each fund may be purchased only through “wrap fee” programs sponsored by investment advisors or broker/dealers (“financial representatives”).Typically, participants in these programs pay an all-inclusive “wrap” fee to their financial representa-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tive. Pursuant to an agreement between the Distributor and the fund, all expenses (including but not limited to management, shareholder servicing, transfer and dividend disbursing agency, custody, trustee and professional fees) incurred in the operations of the fund are the responsibility of the Distributor.The program sponsors have agreed to pay the Distributor for services it provides in connection with an investment in the fund.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are deter-

mined by the fund not to reflect accurately fair value are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

On April 30, 2007, the Board of Trustees declared a cash dividend of $.083 per share from undistributed investment income-net, payable on May 1, 2007 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2007.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2006 were as follows: ordinary income $597,691.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $1.5 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2007, the fund did not borrow under either line of credit.

NOTE 3—Management Fee, Administration Fee and Other
Transactions With Affiliates:

(a) The Board of Trustees approved a Management Agreement with the Manager under which the Manager serves as investment manager of the fund and an Administration Agreement with the Distributor under which the Distributor serves as administrator. No fees are charged to the fund pursuant to these agreements as the Distributor has assumed responsibility for all operating expenses of the fund. However, for financial reporting purposes only, the fund’s Statement of Operations will reflect an imputed unitary fee for services provided to the fund, currently at a maximum annual rate of .40% of the value of the fund’s average daily net assets.

(b) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts and swap transactions, during the period ended April 30, 2007, amounted to $1,001,993 and $2,326,039, respectively.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at April 30, 2007:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sales:
Euro, expiring 6/20/2007	170,000	227,469	232,526	(5,057)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to real-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. The following summarizes open credit default swaps entered into by the fund at April 30, 2007:

Notional	Reference		Receive/(Pay)	Unrealized
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

73,171	Dow Jones	Morgan
	CDX.NA.IG.4	Stanley	(.35) 6/20/2010	(1,310)
72,000	Dow Jones	Merrill
	CDX.NA.IG.4	Lynch	(.31) 6/20/2010	(694)
Total				(2,004)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At April 30, 2007, accumulated net unrealized appreciation on investments was $240,970,consisting of $253,960 gross unrealized appreciation and $12,990 gross unrealized depreciation.

At April 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Telephone Call your Dreyfus Service Corporation representative or 1-877-460-5620
Mail	Dreyfus Separate Accounts, Dreyfus Service Corporation
200 Park Avenue, 10th Floor, New York, NY 10166

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses
With Those of Other Funds
4	Statement of Investments
6	Statement of Financial Futures
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Mortgage Shares

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Mortgage Shares, covering the six-month period from November 1, 2006, through April 30, 2007.

The U.S. economy moderated throughout the reporting period as cooling housing markets took their toll on consumer and business spending.Yet, labor markets remained quite strong, and key measures of inflation stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Dreyfus’ chief economist believes that these seemingly conflicting signals may be the result of a lag between the current downturn in housing activity and its likely dampening effect on housing-related employment. In his view, inflationary pressures may moderate over the coming months in an environment of modestly higher unemployment rates and sub-par economic growth.

The likely implications of this economic outlook include a long pause in Fed policy before an eventual easing of short-term interest rates,a modest drop in 10-year Treasury bond yields, decelerating corporate earnings, high levels of mergers-and-acquisitions activity and a probable continuation of the ongoing shift in investor sentiment toward higher-quality stocks. We expect these developments to produce both challenges and opportunities in fixed-income markets, and your financial advisor can help determine the appropriate asset allocation strategy for you.

Thank you for your continued confidence and support.

2

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Mortgage Shares from November 1, 2006 to April 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2007

Expenses paid per $1,000 †	$ 0
Ending value (after expenses)	$1,026.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2007

Expenses paid per $1,000 †	$ 0
Ending value (after expenses)	$1,024.79

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 3

STATEMENT OF INVESTMENTS
April 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—96.5%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Credit Cards—1.4%
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	59,000	62,873
Asset-Backed Ctfs./
Home Equity Loans—1.0%
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	47,164 [a]	46,915
Residential Mortgage
Pass-Through Ctfs.—2.7%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	121,778 [a]	123,503
U.S. Government Agencies/
Mortgage-Backed—86.6%
Federal National Mortgage Association:
6.00%, 5/1/36			515,368	519,542
6.50%, 7/1/32			151,981	156,666
Government National Mortgage Association I:
5.00%, 7/15/33			1,068,624	1,041,161
5.50%, 12/15/32—9/15/35			1,289,054	1,283,517
6.00%, 12/15/33—3/15/37			282,696	286,766
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29			100,000	100,488
Government National Mortgage Association II:
6.00%, 7/20/35—10/20/35			310,449	314,581
6.50%, 7/20/36			205,150	210,616
				3,913,337
U.S. Government Securities—4.8%
U.S. Treasury Notes:
3.50%, 8/15/09			45,000 [b]	43,968
4.75%, 12/31/08			175,000 [b]	175,178
				219,146
Total Bonds and Notes
(cost $4,411,775)				4,365,774

Other Investment—1.9%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $88,000)			88,000 [c]	88,000

4

Investment of Cash Collateral
for Securities Loaned—4.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $185,900)	185,900 [c]	185,900

Total Investments (cost $4,685,675)	102.5%	4,639,674

Liabilities, Less Cash and Receivables	(2.5%)	(114,571)

Net Assets	100.0%	4,525,103

[a] Variable rate security—interest rate subject to periodic change.
[b] All or a portion of these securities are on loan. At April 30, 2007, the total market value of the fund’s securities on loan is $180,063 and the total market value of the collateral held by the fund is $185,900.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

U.S. Government & Agencies	91.4	Asset/Mortgage-Backed	5.1
Money Market Investments	6.0		102.5
† Based on net assets.
See notes to financial statements.

The Fund 5

STATEMENT OF FINANCIAL	FUTURES
April 30, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2007 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	3	324,984	June 2007	1,886
U.S. Treasury 30 Year Bonds	3	335,250	June 2007	1,664
Financial Futures Short
U.S. Treasury 2 Year Notes	1	(204,719)	June 2007	(359)
U.S. Treasury 5 Year Notes	9	(952,453)	June 2007	141
				3,332

See notes to financial statements.

6

STATEMENT OF ASSETS	AND	LIABILITIES
April 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $180,063)—Note 1(c):
Unaffiliated issuers	4,411,775	4,365,774
Affiliated issuers	273,900	273,900
Cash		47,224
Dividends and interest receivable		23,152
Receivable for futures variation margin—Note 4		953
		4,711,003

Liabilities ($):
Liability for securities on loan—Note 1(c)		185,900

Net Assets ($)		4,525,103

Composition of Net Assets ($):
Paid-in capital		4,581,236
Accumulated undistributed investment income—net		17,419
Accumulated net realized gain (loss) on investments		(30,883)
Accumulated net unrealized appreciation (depreciation)
on investments (including $3,332 net unrealized
appreciation on financial futures)		(42,669)

Net Assets ($)		4,525,103

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		372,756
Net Asset Value, offering and redemption price per share ($)		12.14

See notes to financial statements.

T h e F u n d 7

STATEMENT	OF	OPERATIONS
Six Months Ended	April	30, 2007 (Unaudited)

Investment Income ($):
Income:
Interest	116,535
Cash dividends:
Affiliated issuers	2,358
Income from securities lending	4
Total Income	118,897
Expenses:
Management and Administration fee	8,934
Less—expenses assumed—Note 3(a)	(8,934)
Net Expenses	—
Investment Income—Net	118,897

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(16,921)
Net realized gain (loss) on financial futures	(3,274)
Net Realized Gain (Loss)	(20,195)
Net unrealized appreciation (depreciation) on investments
[including ($832) net unrealized (depreciation) on financial futures]	17,226
Net Realized and Unrealized Gain (Loss) on Investments	(2,969)
Net Increase in Net Assets Resulting from Operations	115,928

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006

Operations ($):
Investment income—net	118,897	264,406
Net realized gain (loss) on investments	(20,195)	5,758
Net unrealized appreciation
(depreciation) on investments	17,226	21,782
Net Increase (Decrease) in Net Assets
Resulting from Operations	115,928	291,946

Dividends to Shareholders from ($):
Investment income—net	(127,308)	(272,048)
Net realized gain on investments	(841)	(285,949)
Total Dividends	(128,149)	(557,997)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	—	110
Dividends reinvested	128,150	557,997
Cost of shares redeemed	(1,000,000)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(871,850)	558,107
Total Increase (Decrease) in Net Assets	(884,071)	292,056

Net Assets ($):
Beginning of Period	5,409,174	5,117,118
End of Period	4,525,103	5,409,174
Undistributed investment income—net	17,419	25,830

Capital Share Transactions (Shares):
Shares issued for dividends reinvested	10,585	46,144
Shares redeemed	(82,645)	—
Net Increase (Decrease) in Shares Outstanding	(72,060)	46,144

See notes to financial statements.

The Fund 9

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended April 30, 2007

	(Unaudited)	2006	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value,
beginning of period	12.16	12.84	13.22	12.74	12.88	12.50
Investment Operations:
Investment income—net [b]	.31	.62	.59	.60	.48	.13
Net realized and unrealized
gain (loss) on investments	.01	.05	(.04)	.52	.22	.35
Total from Investment Operations	.32	.67	.55	1.12	.70	.48
Distributions:
Dividends from
investment income—net	(.34)	(.64)	(.67)	(.50)	(.54)	(.10)
Dividends from net realized
gain on investments	(.00)[c]	(.71)	(.26)	(.14)	(.30)	—
Total Distributions	(.34)	(1.35)	(.93)	(.64)	(.84)	(.10)
Net asset value, end of period	12.14	12.16	12.84	13.22	12.74	12.88

Total Return (%) [d]	2.65[e]	5.67	4.29	8.98	5.70	3.92[e,f]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.40[g]	.40	.40	.40	.40	.40
Ratio of net expenses
to average net assets	.00[g]	.00	.00	.00	.00	.00
Ratio of net investment income
to average net assets	5.32[g]	5.06	4.42	4.65	3.75	1.07[e]
Portfolio Turnover Rate	9.48[e]	15.84	472.23[h]	578.25[h]	663.24	423.74[e]

Net Assets, end of period
($ x 1,000)	4,525	5,409	5,117	16,628	7,551	6,352

[a]	From June 6, 2002 (commencement of operations) to October 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of wrap fee charges. In addition, all fund level expenses are borne by the Distributor.
[e] Not annualized.
[f]	Calculated based on net asset value on the close of business on June 10, 2002 (commencement of initial offering) to
October 31, 2002.
[g] Annualized.
[h]	The portfolio turnover rates excluding mortgage dollar roll transactions for the years ended October 31, 2005, and
	October 31, 2004 were 127.03% and 285.49%, respectively.
See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Mortgage Shares (the “fund”) is a separate non-diversified series of Dreyfus Fixed Income Securities (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”) is the distributor of the fund’s shares. Mellon Bank, N.A., an affiliate of the Manager, serves as custodian of the fund’s assets. Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, serves as transfer and dividend disbursing agent for the fund.

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation.As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

As of April 30, 2007, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held all the outstanding shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Shares of each fund may be purchased only through “wrap fee” programs sponsored by investment advisors or broker/dealers (“financial representatives”).Typically, participants in these programs pay an all-inclusive “wrap” fee to their financial representative. Pursuant to an agreement between the Distributor and the fund, all expenses

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(including but not limited to management, shareholder servicing, transfer and dividend disbursing agency, custody, trustee and professional fees) incurred in the operations of the fund are the responsibility of the Distributor.The program sponsors have agreed to pay the Distributor for services it provides in connection with an investment in the fund.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, and options, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the

12

nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It’s the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

On April 30, 2007, the Board of Trustees declared a cash dividend of $.054 per share from undistributed investment income-net, payable on May 1, 2007 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2007.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented

14

and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2006 were as follows: ordinary income $406,281 and long term capital gain $151,716. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $1.5 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2007, the fund did not borrow under either line of credit.

NOTE 3—Management Fee, Administration Fee and Other
Transactions With Affiliates:

(a) The Board of Trustees approved a Management Agreement with the Manager under which the Manager serves as investment manager of the fund and an Administration Agreement with the Distributor under which the Distributor serves as administrator. No fees are charged to the fund pursuant to these Agreements as the Distributor has assumed responsibility for all operating expenses of the fund.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

However, for financial reporting purposes only, the fund’s Statement of Operations will reflect an imputed unitary fee for services provided to the fund, currently at a maximum annual rate of .40% of the value of the fund’s average daily net assets.

(b) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2007, amounted to $418,464 and $974,381, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2007, are set forth in the Statement of Financial Futures.

At April 30, 2007, accumulated net unrealized depreciation on investments was $46,001, consisting of $14,036 gross unrealized appreciation and $60,037 gross unrealized depreciation.

At April 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

16

Telephone Call your Dreyfus Service Corporation representative or 1-877-460-5620
Mail	Dreyfus Separate Accounts, Dreyfus Service Corporation
200 Park Avenue, 10th Floor, New York, NY 10166

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FIXED INCOME SECURITIES

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 10, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)